Income Taxes (Components of Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal:
Current	$ 3	$ (2)	$ (8)
Deferred	(18)	42	(17)
State:
Current	2	1	0
Deferred	1	18	2
Foreign:
Current	256	273	458
Deferred	$ 21	$ (465)	$ (219)